Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended		27 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 01, 2012	Dec. 31, 2010	Oct. 14, 2010
Summary of Significant Accounting Policies [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan	2,700,000	0
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	35,180		35,180
Number of Share Repurchase Requests	73	1	73
Finite-Lived Intangible Assets, Gross		$ 21,777,000
Period of Amortization for Intangible Asset	11 years 10 months 24 days
Deferred Finance Costs, Current, Net	15,100,000	3,100,000	15,100,000
Investment securities, at fair value	156,873,000	19,331,000	156,873,000		0	0
Amortization of intangible lease assets	7,901,000	244,000	0
Accumulated Amortization, Finite-Lived Intangible Asset, Acquired-in-Place-Leases	(11,183,000)	(3,282,000)	(11,183,000)
Cash in excess of FDIC limit	154,800,000	18,500,000	154,800,000
Finite-Lived Intangible Asset, Acquired-in-Place Leases, Net of Accumulated Amortization	199,776,000	18,495,000	199,776,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross	1,264,000	0	1,264,000
Accumulated Amortization, Finite-Lived Intangible Asset, Off-Market Lease, Favorable	(116,000)	0	(116,000)
Off Market Leases, Unfavorable, Net of Accumulated Amortization	1,148,000	0	1,148,000
Finite-Lived Intangible Assets, Net	200,924,000	18,495,000	200,924,000
Deferred Costs, Leasing, Net	200,000	300,000	200,000
Deferred Offering Costs	100,000		100,000
Maximum Amount of Offering from Universal Shelf Registration Statement	500,000,000		500,000,000	500,000,000.0
Common stock issued through distribution reinvestment plan	26,784,000	271,000	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Real Estate Property, Weighted Average Remaining Lease Term	2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Real Estate Property, Weighted Average Remaining Lease Term	20 years
Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross	210,959,000		210,959,000
Period of Amortization for Intangible Asset	11 years 10 months 24 days
Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Period of Amortization for Intangible Asset	5 years
One Year [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	19,265,000
One Year [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	252,000
Two Years [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	19,234,000
Two Years [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	252,000
Three Years [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	18,855,000
Three Years [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	252,000
Four Years [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	18,586,000
Four Years [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	252,000
Five Years [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	18,049,000
Five Years [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	122,000
Real Estate [Member] | Vacant [Member]
Summary of Significant Accounting Policies [Line Items]
Number of Real Estate Properties	1	2	1
Unfunded [Member]
Summary of Significant Accounting Policies [Line Items]
Treasury Stock Acquired, Average Cost Per Share	$ 9.86
Funded [Member]
Summary of Significant Accounting Policies [Line Items]
Number of Share Repurchase Requests	74		74
Stock Repurchased During Period, Shares	179,104	2,375	181,479
Treasury Stock Acquired, Average Cost Per Share	$ 9.93	$ 10.00	$ 9.93
Four Years [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program	$ 10.00		$ 10.00
Four Years [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid	100.00%		100.00%
Three Years [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program	$ 9.75		$ 9.75
Three Years [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid	97.50%		97.50%
Two Years [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program	$ 9.50		$ 9.50
Two Years [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid	95.00%		95.00%
One Year [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program	$ 9.25		$ 9.25
One Year [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid	92.50%		92.50%
Additional Paid-in Capital [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock issued through distribution reinvestment plan	$ 26,757,000	$ 271,000
Distribution Reinvestment Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01